SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2025 HKD ($)	Mar. 31, 2025 HKD ($)
Accounting Policies [Abstract]
Cash	$ 102,800		$ 102,800			$ 800,000	$ 800,000
Estimated useful life	5 years		5 years			5 years	5 years
Impairment of long-lived assets	$ 0	$ 0	$ 0	$ 0	$ 0
Research and development expense	$ 285,405	568,245	$ 832,565	1,459,828	929,916
Regular contributions of employee's relevant income, percentage	5.00%		5.00%
Regular contributions of employee's relevant income	$ 193		$ 191
Employee defined cost	25,278	31,606	58,639	56,741	57,233
Unrecognized tax benefits, accrued interest and penalties	0		0	0
Tax provision	$ 0	$ 0	$ 0	$ 0	$ 0
Number of reportable operating segment | Segment	1